RESTRUCTURING AND ASSET RELATED CHARGES - NET - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Charges for restructuring programs and asset related charges	$ 87	$ 146	$ 155
Liabilities related to restructuring programs	48	107
Inventory write-offs	25
Equity method investment, other than temporary impairment			94
Equity method investment impairment charges, net of tax			$ 65
2023-2024 Restructuring Program
Restructuring Cost and Reserve [Line Items]
Liabilities related to restructuring programs	47	79
Pre-tax restructuring charges from inception-to-date	199
Inventory write-offs	25
2023-2024 Restructuring Program | Severance and Related Benefit Cost
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges from inception-to-date	114
2023-2024 Restructuring Program | Asset Related Charges
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges from inception-to-date	85
2022 Restructuring Program
Restructuring Cost and Reserve [Line Items]
Liabilities related to restructuring programs	1	27
Pre-tax restructuring charges from inception-to-date	94
Pre-tax restructuring charges (benefits)	(2)	$ 35
2022 Restructuring Program | Severance and Related Benefit Cost
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges from inception-to-date	80
2022 Restructuring Program | Asset Related Charges
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges from inception-to-date	$ 14